Consolidated Schedule of Investments(a)
Invesco Alerian Galaxy Blockchain Users and Decentralized Commerce ETF (BLKC)
July 31, 2024
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-83.27%
Australia-1.23%
Iris Energy Ltd.(b)(c)	3,946	$ 39,736
Canada-4.30%
Bitfarms Ltd.(b)(c)	18,039	46,721
Hive Digital Technologies Ltd.(b)	13,353	48,471
Hut 8 Corp.(b)	2,962	43,364
		138,556
China-5.37%
Alibaba Group Holding Ltd., ADR(c)	564	44,471
Canaan, Inc., ADR(b)(c)	42,498	42,498
Meitu, Inc.(b)(c)(d)	136,415	44,180
Tencent Holdings Ltd.	898	41,635
		172,784
Germany-4.34%
Bitcoin Group SE	740	46,924
Northern Data AG(b)(c)	2,062	46,857
SAP SE	218	46,005
		139,786
Ireland-1.52%
Accenture PLC, Class A	148	48,932
Japan-2.80%
Rakuten Group, Inc.(b)	7,704	45,182
SBI Holdings, Inc.	1,717	44,996
		90,178
Norway-1.38%
Aker ASA, Class A	760	44,483
South Korea-1.32%
Samsung Electronics Co. Ltd.	696	42,415
Switzerland-1.33%
Nestle S.A.	422	42,735
Taiwan-1.24%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	240	39,792
United Kingdom-1.38%
Shell PLC, ADR	607	44,444
United States-57.06%
Advanced Micro Devices, Inc.(b)	243	35,109
Alphabet, Inc., Class A	238	40,827
Amazon.com, Inc.(b)	227	42,444
Applied Digital Corp.(b)(c)	7,516	36,528
Bakkt Holdings, Inc.(b)(c)	2,372	40,798
Bank of America Corp.	1,058	42,648
Bit Digital, Inc.(b)(c)	12,520	47,701
Bitdeer Technologies Group(b)	4,346	39,462
Block, Inc., Class A(b)	665	41,150
Cipher Mining, Inc.(b)(c)	10,136	53,011
Cisco Systems, Inc.	946	45,834
Citigroup, Inc.	673	43,664
CleanSpark, Inc.(b)(c)	2,954	47,264
Coinbase Global, Inc., Class A(b)	206	46,218
Core Scientific, Inc.(b)	4,551	44,372
Galaxy Digital Holdings Ltd., Class H(b)	3,862	46,351
Goldman Sachs Group, Inc. (The)	92	46,831
Honeywell International, Inc.	206	42,178
Intel Corp.	1,319	40,546
	Shares	Value
United States-(continued)
International Business Machines Corp.	248	$ 47,651
Intuit, Inc.	70	45,314
JPMorgan Chase & Co.	213	45,326
Marathon Digital Holdings, Inc.(b)(c)	2,324	45,713
Mastercard, Inc., Class A	101	46,835
Micron Technology, Inc.	340	37,339
Microsoft Corp.	97	40,580
MicroStrategy, Inc., Class A(b)(c)	33	53,277
NVIDIA Corp.	347	40,606
Oracle Corp.	310	43,229
PayPal Holdings, Inc.(b)	737	48,480
QUALCOMM, Inc.	221	39,990
Riot Platforms, Inc.(b)(c)	4,747	48,372
Robinhood Markets, Inc., Class A(b)	2,006	41,263
Salesforce, Inc.	176	45,549
SoFi Technologies, Inc.(b)(c)	6,528	49,221
Stronghold Digital Mining, Inc., Class A(b)	12,277	37,568
Terawulf, Inc.(b)(c)	9,304	38,705
Tesla, Inc.(b)	183	42,469
Texas Instruments, Inc.	221	45,042
Verizon Communications, Inc.	1,071	43,397
Visa, Inc., Class A	167	44,367
Walmart, Inc.	634	43,518
		1,836,747
Total Common Stocks & Other Equity Interests (Cost $2,005,561)		2,680,588
Exchange-Traded Funds-16.85%
United States-16.85%
Grayscale Bitcoin Trust BTC	2,857	148,764
Bitwise Bitcoin ETF	714	25,383
Fidelity Wise Origin Bitcoin Fund	1,998	114,006
ARK 21Shares Bitcoin ETF	465	30,304
Ishares Bitcoin Trust	5,576	207,315
Grayscale Bitcoin Mini Trust (BTC)	2,857	16,541
Total Exchange-Traded Funds (Cost $413,452)		542,313
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.12% (Cost $2,419,013)		3,222,901
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-19.97%
Invesco Private Government Fund, 5.30%(e)(f)(g)	200,679	200,679
Invesco Private Prime Fund, 5.48%(e)(f)(g)	442,040	442,173
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $642,852)		642,852
TOTAL INVESTMENTS IN SECURITIES-120.09% (Cost $3,061,865)		3,865,753
OTHER ASSETS LESS LIABILITIES-(20.09)%		(646,626)
NET ASSETS-100.00%		$3,219,127

Invesco Alerian Galaxy Blockchain Users and Decentralized Commerce ETF (BLKC)—(continued)
July 31, 2024
(Unaudited)
Investment Abbreviations:
ADR-American Depositary Receipt
ETF-Exchange-Traded Fund

Notes to Consolidated Schedule of Investments:
(a)	The Consolidated Schedule of Investments includes the accounts of the wholly-owned subsidiary. All inter-company accounts and transactions have been eliminated in consolidations.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2024.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at July 31, 2024 represented 1.37% of the Fund’s Net Assets.
(e)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2024.

	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$471,519	$(471,519)	$-	$-	$-	$434
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	181,380	2,937,140	(2,917,841)	-	-	200,679	7,613*
Invesco Private Prime Fund	466,235	4,760,367	(4,784,557)	-	128	442,173	20,753*
Total	$647,615	$8,169,026	$(8,173,917)	$-	$128	$642,852	$28,800

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of July 31, 2024.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Consolidated Schedule of Investments(a)
Invesco Alerian Galaxy Crypto Economy ETF (SATO)
July 31, 2024
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-83.44%
Australia-2.85%
Iris Energy Ltd.(b)(c)	23,098	$ 232,597
Canada-9.93%
Bitfarms Ltd.(b)(c)	105,589	273,476
Hive Digital Technologies Ltd.(b)	78,155	283,703
Hut 8 Corp.(b)	17,338	253,828
		811,007
China-4.66%
Canaan, Inc., ADR(b)(c)	248,745	248,745
Meitu, Inc.(b)(c)(d)	209,579	67,875
Tencent Holdings Ltd.	1,378	63,890
		380,510
Germany-6.72%
Bitcoin Group SE	4,331	274,633
Northern Data AG(b)(c)	12,071	274,303
		548,936
Japan-1.69%
Rakuten Group, Inc.(b)	11,837	69,420
SBI Holdings, Inc.	2,637	69,106
		138,526
Norway-0.84%
Aker ASA, Class A	1,167	68,305
South Korea-0.80%
Samsung Electronics Co. Ltd.	1,069	65,146
Taiwan-0.75%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	368	61,014
United States-55.20%
Advanced Micro Devices, Inc.(b)	373	53,891
Alphabet, Inc., Class A	366	62,784
Applied Digital Corp.(b)(c)	43,996	213,820
Bakkt Holdings, Inc.(b)(c)	13,878	238,702
Bit Digital, Inc.(b)(c)	73,284	279,212
Bitdeer Technologies Group(b)	25,437	230,968
Block, Inc., Class A(b)(c)	1,022	63,241
Cipher Mining, Inc.(b)	59,333	310,312
CleanSpark, Inc.(b)(c)	17,293	276,688
Coinbase Global, Inc., Class A(b)(c)	1,205	270,354
Core Scientific, Inc.(b)	26,642	259,759
Galaxy Digital Holdings Ltd., Class H(b)	22,602	271,266
Goldman Sachs Group, Inc. (The)	142	72,282
JPMorgan Chase & Co.	327	69,586
Marathon Digital Holdings, Inc.(b)(c)	13,601	267,532
Micron Technology, Inc.	522	57,326
	Shares	Value
United States-(continued)
Microsoft Corp.	149	$ 62,334
MicroStrategy, Inc., Class A(b)(c)	191	308,358
NVIDIA Corp.	533	62,372
PayPal Holdings, Inc.(b)	1,132	74,463
Riot Platforms, Inc.(b)(c)	27,787	283,149
Robinhood Markets, Inc., Class A(b)	3,081	63,376
SoFi Technologies, Inc.(b)(c)	10,031	75,634
Stronghold Digital Mining, Inc., Class A(b)	71,860	219,892
Terawulf, Inc.(b)(c)	54,462	226,562
Tesla, Inc.(b)	282	65,444
Visa, Inc., Class A	259	68,808
		4,508,115
Total Common Stocks & Other Equity Interests (Cost $4,685,685)		6,814,156
Exchange-Traded Funds-16.70%
United States-16.70%
Grayscale Bitcoin Trust BTC	7,184	374,071
Bitwise Bitcoin ETF	1,813	64,452
Fidelity Wise Origin Bitcoin Fund	5,026	286,784
ARK 21Shares Bitcoin ETF	1,170	76,249
Ishares Bitcoin Trust	14,002	520,594
Grayscale Bitcoin Mini Trust (BTC)	7,184	41,593
Total Exchange-Traded Funds (Cost $1,075,164)		1,363,743
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.14% (Cost $5,760,849)		8,177,899
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-27.17%
Invesco Private Government Fund, 5.30%(e)(f)(g)	613,658	613,658
Invesco Private Prime Fund, 5.48%(e)(f)(g)	1,604,311	1,604,792
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $2,218,427)		2,218,450
TOTAL INVESTMENTS IN SECURITIES-127.31% (Cost $7,979,276)		10,396,349
OTHER ASSETS LESS LIABILITIES-(27.31)%		(2,230,131)
NET ASSETS-100.00%		$8,166,218

Invesco Alerian Galaxy Crypto Economy ETF (SATO)—(continued)
July 31, 2024
(Unaudited)
Investment Abbreviations:
ADR-American Depositary Receipt
ETF-Exchange-Traded Fund

Notes to Consolidated Schedule of Investments:
(a)	The Consolidated Schedule of Investments includes the accounts of the wholly-owned subsidiary. All inter-company accounts and transactions have been eliminated in consolidations.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2024.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at July 31, 2024 represented less than 1% of the Fund’s Net Assets.
(e)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2024.

	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value July 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$1,478,653	$(1,478,653)	$-	$-	$-	$1,276
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	449,463	8,892,182	(8,727,987)	-	-	613,658	25,452*
Invesco Private Prime Fund	979,154	13,269,651	(12,644,012)	(10)	9	1,604,792	69,366*
Total	$1,428,617	$23,640,486	$(22,850,652)	$(10)	$9	$2,218,450	$96,094

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of July 31, 2024.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Notes to Quarterly Consolidated Schedules of Portfolio Holdings
July 31, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Capital Management LLC’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco Alerian Galaxy Blockchain Users and Decentralized Commerce ETF
Investments in Securities
Common Stocks & Other Equity Interests	$2,680,588	$-	$-	$2,680,588
Exchange-Traded Funds	542,313	-	-	542,313
Money Market Funds	-	642,852	-	642,852
Total Investments	$3,222,901	$642,852	$-	$3,865,753
Invesco Alerian Galaxy Crypto Economy ETF
Investments in Securities
Common Stocks & Other Equity Interests	$6,814,156	$-	$-	$6,814,156
Exchange-Traded Funds	1,363,743	-	-	1,363,743
Money Market Funds	-	2,218,450	-	2,218,450
Total Investments	$8,177,899	$2,218,450	$-	$10,396,349